Revisions to Previously Issued Quarterly Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Revisions to Previously Issued Quarterly Financial Statements
Summary of impact of changes to previously reported Consolidated Balance Sheets and Consolidated Statement of Cash Flows

The impact of these changes to our previously reported Consolidated Balance Sheets and Consolidated Statements of Cash Flows as of and for the three, six and nine month periods ended March 31, 2021, June 30, 2021 and September 30, 2021, respectively, is as follows (in thousands):

	As of March 31, 2021
	Previously		As
	Reported	Adjustments	Revised
Current assets
Cash and cash equivalents	$3,507,072	$(205,000)	$3,302,072
Short-term investments	—	205,000	205,000

	Three months ended March 31, 2021
	Previously		As
	Reported	Adjustments	Revised
Cash flows from investing activities
Purchases of short-term investments	$—	$(205,000)	$(205,000)
Net cash used in investing activities	(138,266)	(205,000)	(343,266)

Net increase (decrease) in cash and cash equivalents	207,732	(205,000)	2,732
Cash and cash equivalents at end of period	3,507,072	(205,000)	3,302,072

	As of June 30, 2021
	Previously		As
	Reported	Adjustments	Revised
Current assets
Cash and cash equivalents	$2,749,233	$(385,000)	$2,364,233
Short-term investments	—	385,000	385,000

	Six months ended June 30, 2021
	Previously		As
	Reported	Adjustments	Revised
Cash flows from investing activities
Purchases of short-term investments	$—	$(385,000)	$(385,000)
Net cash used in investing activities	(315,215)	(385,000)	(700,215)

Net increase (decrease) in cash and cash equivalents	(550,107)	(385,000)	(935,107)
Cash and cash equivalents at end of period	2,749,233	(385,000)	2,364,233

	As of September 30, 2021
	Previously		As
	Reported	Adjustments	Revised
Current assets
Cash and cash equivalents	$1,933,908	$(565,000)	$1,368,908
Short-term investments	—	565,000	565,000

	Nine months ended September 30, 2021
	Previously		As
	Reported	Adjustments	Revised
Cash flows from investing activities
Purchases of short-term investments	$—	$(770,000)	$(770,000)
Proceeds from maturities of short-term investments	—	205,000	205,000
Net cash used in investing activities	(542,971)	(565,000)	(1,107,971)

Net increase (decrease) in cash and cash equivalents	(1,365,432)	(565,000)	(1,930,432)
Cash and cash equivalents at end of period	1,933,908	(565,000)	1,368,908